CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock	Preferred Stock	Treasury Stock	Treasury Stock - Additional Paid-in Capital	Additional Paid-in Capital	Accumulated Other Comprehensive Income / (Loss)	Retained Earnings / (Accumulated Deficit)
BALANCE, value, at Dec. 31, 2012	$ 220,779,283	$ 209,267	$ 6,407			$ 218,810,448	$ (651,896)	$ 2,405,057
BALANCE, shares, at Dec. 31, 2012		20,926,715	640,692
Issuance of common shares, net of issuance costs, value	19,942,163	$ 40,000				19,902,163
Issuance of common shares, net of issuance costs, shares		4,000,000
Issuance of preferred stock, net of issuance costs, value	20,501,001		$ 9,163			20,491,838
Issuance of preferred stock, net of issuance costs, shares			916,333
Redemption of preferred stock, value	(19,653,227)		$ (6,407)			(17,584,032)		(2,062,788)
Redemption of preferred stock, shares			(640,692)
Share based compensation, value	2,066,688	$ 3,650				2,063,038
Share based compensation, shares		365,000
Total comprehensive income / (loss)	15,875,404						567,746	15,307,658
Dividends paid on common shares ($0.52 per share)	(12,979,572)					(4,767,892)		(8,211,680)
Dividends on preferred shares	(1,812,371)							(1,812,371)
BALANCE, value, at Dec. 31, 2013	244,719,369	$ 252,917	$ 9,163			238,915,563	(84,150)	5,625,876
BALANCE, shares, at Dec. 31, 2013		25,291,715	916,333
Issuance of common shares, net of issuance costs, value	9,005,590	$ 55,000				8,950,590
Issuance of common shares, net of issuance costs, shares		5,500,000
Share based compensation, value	2,247,002	$ 3,400				2,243,602
Share based compensation, shares		340,000
Cancellation of non-vested shares, value		$ (10)				10
Cancellation of non-vested shares, shares		(1,000)
Total comprehensive income / (loss)	2,769,674						146,159	2,623,515
Dividends on preferred shares	(2,061,749)							(2,061,749)
BALANCE, value, at Dec. 31, 2014	256,679,886	$ 311,307	$ 9,163			250,109,765	62,009	6,187,642
BALANCE, shares, at Dec. 31, 2014		31,130,715	916,333
Share based compensation, value	678,721	$ 3,800				674,921
Share based compensation, shares		380,000
Cancellation of non-vested shares, value		$ (220)				220
Cancellation of non-vested shares, shares		(22,000)
Treasury stock, value	(113,667)			$ (2,082)	$ (111,585)
Treasury stock, shares				(208,160)
Total comprehensive income / (loss)	(26,993,050)						(24,299)	(26,968,751)
Dividends on preferred shares	(2,061,749)					(515,437)		(1,546,312)
BALANCE, value, at Dec. 31, 2015	$ 228,190,141	$ 314,887	$ 9,163	$ (2,082)	$ (111,585)	$ 250,269,469	$ 37,710	$ (22,327,421)
BALANCE, shares, at Dec. 31, 2015		31,488,715	916,333	(208,160)